Condensed Interim Statements of Cash Flows (Unaudited) - CAD ($)	9 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities
Income (loss) for the year	$ (43,555)	$ 3,174,475
Adjustments for:
Amortization of right-of-use asset	15,132	15,132
Equity-settled share-based compensation	104,653	211,899
Office lease accretion per IFRS 16	1,609	3,806
Office base rent recorded as lease reduction per IFRS 16	(21,123)	(21,123)
Property acquisition and assessments costs	690,000	7,500
Transaction cost - director's loan	33,696	113,458
Changes in working capital items
Amounts receivable and other assets	14,585	(134,475)
Restricted cash	(10,839)	20,000
Accounts payable and accrued liabilities	(11,505)	(743,463)
Advanced contributions received	(345,689)	(4,303,661)
Balance due to related parties	(209,338)	(93,103)
Net cash used in operating activities	304,736	(8,098,505)
Financing activities
Proceeds from exercise of share purchase warrants		350,000
Proceeds from option exercise	16,667	190,900
Net cash (used in) financing activities	16,667	540,900
Net (decrease) increase in cash	321,403	(7,557,605)
Cash, beginning balance	1,211,297	9,007,042
Cash, ending balance	$ 1,532,700	$ 1,449,437